FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-Term Debt, Narrative EIB, Other Loans, Hedging (Details) € in Millions, $ in Millions, ₨ in Billions, R in Billions	2 Months Ended	12 Months Ended
	Mar. 04, 2024 USD ($) Loan	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2024 INR (₨)	Mar. 04, 2024 INR (₨)	Dec. 31, 2023 EUR (€)	Dec. 28, 2023 USD ($)	Dec. 28, 2023 INR (₨)	Nov. 17, 2023 USD ($)	Aug. 30, 2023 ZAR (R)	Dec. 15, 2022 USD ($)	May 06, 2022 EUR (€)	May 04, 2022 EUR (€)	Aug. 23, 2021 ZAR (R)	Jun. 02, 2021 EUR (€)	Dec. 21, 2018 EUR (€)	May 25, 2017 ZAR (R)	Dec. 16, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings | $		$ 11,563
Number of loans | Loan	2
Net investment hedge
Disclosure of detailed information about borrowings [line items]
Hedging instrument, liabilities		(4,303)	$ (4,009)	€ 4,142.0				€ 3,627.0
Hedged item, assets				8,208.0				€ 8,635.0
Gains on hedges of net investments in foreign operations, net of tax | $		232	$ (166)
EIB Loan
Disclosure of detailed information about borrowings [line items]
Notional amount																	€ 280.0
Borrowings		273		262.0
EIB loan
Disclosure of detailed information about borrowings [line items]
Borrowings		15		15.0
Amount of potential borrowings																				€ 350.0
€24.5m fixed rate loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Amount of potential borrowings															€ 24.5
€346.5m variable rate loan
Disclosure of detailed information about borrowings [line items]
Amount of potential borrowings															346.5
€263m variable rate loan
Disclosure of detailed information about borrowings [line items]
Amount of potential borrowings															263.0
€66m fixed rate loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Amount of potential borrowings															€ 66.0
€25m fixed rate loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Amount of potential borrowings														€ 25.0
Schuldschein loans
Disclosure of detailed information about borrowings [line items]
Borrowings		753		724.0
€235 million facility agreement
Disclosure of detailed information about borrowings [line items]
Notional amount																		€ 235.0
Borrowings		101		€ 97.0
European Bank For Reconstruction And Development (EBRD) 2022
Disclosure of detailed information about borrowings [line items]
Borrowings | $		100											$ 100
European Bank For Reconstruction And Development (EBRD) 2023
Disclosure of detailed information about borrowings [line items]
Borrowings | $		80									$ 150
European Bank For Reconstruction And Development (EBRD) 2024
Disclosure of detailed information about borrowings [line items]
Borrowings | $		70
4.5 Billion ZAR revolving borrowing base finance facility, due in 2020 | AMSA
Disclosure of detailed information about borrowings [line items]
Borrowings		144			R 2.7
Line of credit, maximum borrowing capacity | R																			R 4.5
3.5 Billion ZAR revolving borrowing base finance facility, due in 2023 | AMSA
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity | R												R 4.5				R 3.5
INR 7.5 Billion Loan
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 175				₨ 15.0
Amount of potential borrowings	$ 175						₨ 7.5		$ 175	₨ 7.5